Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 1,778,527	$ 257,862	¥ 1,353,894
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,369,994	198,630	1,208,589
Amounts due from subsidiaries	737,129	106,874	706,646
Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	¥ 1,143,148	$ 165,741	¥ 1,024,511